Commitments And Contingencies (Detail) (USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Mar. 28, 2014
Commitments and Contingencies [Line Items]
Capital and other purchase commitments	$ 249,800,000
Letters of credit outstanding	121,700,000
Maximum potential liability from vehicle leases	110,300,000			128,100,000
Rental expense for all operating leases	179,300,000	177,400,000	168,100,000
2014	219,698,000
2015	93,661,000
2016	76,420,000
2017	67,469,000
2018	52,123,000
Subsequent years	90,598,000
Total minimum rental obligations	$ 599,969,000
Minimum
Commitments and Contingencies [Line Items]
Operating Lease Terms	1 year
Maximum
Commitments and Contingencies [Line Items]
Operating Lease Terms	8 years